FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Carrying amount
Amounts due to banks		$ 6,570	$ 10,962
Payables from securities financing transactions		7,778	10,296
Cash collateral payables on derivative instruments		31,415	28,906
Customer deposits		448,284	419,838
Debt issued measured at amortized cost	[1]	110,497	132,271
Other financial liabilities measured at amortized cost		9,712	6,885
Fair Value
Financial liabilities, at fair value	[2]	291,452	283,711
Level 1
Fair Value
Financial liabilities, at fair value	[2]	26,176	24,986
Level 2
Fair Value
Financial liabilities, at fair value	[2]	252,518	244,465
Level 3
Fair Value
Financial liabilities, at fair value	[2]	12,759	14,260
Not measured at fair value
Carrying amount
Amounts due to banks		6,600	11,000
Payables from securities financing transactions		7,800	10,300
Cash collateral payables on derivative instruments		31,400	28,900
Customer deposits		448,300	419,800
Debt issued measured at amortized cost		110,500	132,300
Other financial liabilities measured at amortized cost	[3]	5,800	6,900
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities, at fair value	[4]	6,600	11,000
Not measured at fair value | Amount due to banks | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	5,600	8,800
Not measured at fair value | Amount due to banks | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
Not measured at fair value | Amount due to banks | Level 2
Fair Value
Financial liabilities, at fair value	[4]	900	1,900
Not measured at fair value | Amount due to banks | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	200
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities, at fair value	[4]	7,800	10,300
Not measured at fair value | Payables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	7,500	10,000
Not measured at fair value | Payables from securities financing transactions | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
Not measured at fair value | Payables from securities financing transactions | Level 2
Fair Value
Financial liabilities, at fair value	[4]	300	300
Not measured at fair value | Payables from securities financing transactions | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	0
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities, at fair value	[4]	31,400	28,900
Not measured at fair value | Cash collateral payables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	31,400	28,900
Not measured at fair value | Cash collateral payables on derivative instruments | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
Not measured at fair value | Cash collateral payables on derivative instruments | Level 2
Fair Value
Financial liabilities, at fair value	[4]	0	0
Not measured at fair value | Cash collateral payables on derivative instruments | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	0
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities, at fair value	[4]	448,400	419,900
Not measured at fair value | Customer deposits | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	439,100	409,500
Not measured at fair value | Customer deposits | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
Not measured at fair value | Customer deposits | Level 2
Fair Value
Financial liabilities, at fair value	[4]	9,300	10,300
Not measured at fair value | Customer deposits | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	100
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities, at fair value	[4]	113,600	135,000
Not measured at fair value | Debt issued measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	8,700	2,800
Not measured at fair value | Debt issued measured at amortized cost | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
Not measured at fair value | Debt issued measured at amortized cost | Level 2
Fair Value
Financial liabilities, at fair value	[4]	104,900	130,700
Not measured at fair value | Debt issued measured at amortized cost | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	1,400
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities, at fair value	[3],[4]	5,700	6,900
Not measured at fair value | Other financial liabilities measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[3],[4],[5]	5,700	6,800
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 1
Fair Value
Financial liabilities, at fair value	[3],[4]	0	0
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 2
Fair Value
Financial liabilities, at fair value	[3],[4]	0	0
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 3
Fair Value
Financial liabilities, at fair value	[3],[4]	0	100
UBS AG
Carrying amount
Amounts due to banks		6,570	10,962
Payables from securities financing transactions		7,778	10,296
Cash collateral payables on derivative instruments		31,416	28,906
Customer deposits		450,591	421,986
Funding from UBS Group AG and its subsidiaries	[6],[7],[8]	47,866	41,202
Debt issued measured at amortized cost	[1]	62,835	91,245
Other financial liabilities measured at amortized cost		10,373	7,576
Fair Value
Financial liabilities, at fair value	[2]	291,452	283,717
UBS AG | Level 1
Fair Value
Financial liabilities, at fair value	[2]	26,176	24,992
UBS AG | Level 2
Fair Value
Financial liabilities, at fair value	[2]	252,518	244,465
UBS AG | Level 3
Fair Value
Financial liabilities, at fair value	[2]	12,759	14,260
UBS AG | Not measured at fair value
Carrying amount
Amounts due to banks		6,600	11,000
Payables from securities financing transactions		7,800	10,300
Cash collateral payables on derivative instruments		31,400	28,900
Customer deposits		450,600	422,000
Funding from UBS Group AG and its subsidiaries		47,900	41,200
Debt issued measured at amortized cost		62,800	91,200
Other financial liabilities measured at amortized cost	[3]	6,500	7,600
UBS AG | Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities, at fair value	[4]	6,600	11,000
UBS AG | Not measured at fair value | Amount due to banks | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	5,600	8,800
UBS AG | Not measured at fair value | Amount due to banks | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Amount due to banks | Level 2
Fair Value
Financial liabilities, at fair value	[4]	900	1,900
UBS AG | Not measured at fair value | Amount due to banks | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	200
UBS AG | Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities, at fair value	[4]	7,800	10,300
UBS AG | Not measured at fair value | Payables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	7,500	10,000
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 2
Fair Value
Financial liabilities, at fair value	[4]	300	300
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities, at fair value	[4]	31,400	28,900
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	31,400	28,900
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 2
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Customer deposits
Fair Value
Financial liabilities, at fair value	[4]	450,700	422,000
UBS AG | Not measured at fair value | Customer deposits | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	440,500	410,600
UBS AG | Not measured at fair value | Customer deposits | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Customer deposits | Level 2
Fair Value
Financial liabilities, at fair value	[4]	10,200	11,300
UBS AG | Not measured at fair value | Customer deposits | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	100
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries
Fair Value
Financial liabilities, at fair value	[4]	49,600	41,700
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	0	0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 2
Fair Value
Financial liabilities, at fair value	[4]	49,600	41,700
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities, at fair value	[4]	64,300	93,500
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[4],[5]	8,700	9,900
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 1
Fair Value
Financial liabilities, at fair value	[4]	0	0
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 2
Fair Value
Financial liabilities, at fair value	[4]	55,500	82,100
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 3
Fair Value
Financial liabilities, at fair value	[4]	0	1,400
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities, at fair value	[3],[4]	6,500	7,600
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities, at fair value	[3],[4],[5]	6,500	7,600
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 1
Fair Value
Financial liabilities, at fair value	[3],[4]	0	0
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 2
Fair Value
Financial liabilities, at fair value	[3],[4]	0	0
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 3
Fair Value
Financial liabilities, at fair value	[3],[4]	$ 0	$ 100

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[3]	Excludes lease liabilities.
[4]
In line with IFRS 7 Financial Instruments: Disclosures, effective 2019, UBS no longer discloses a fair value hierarchy level for financial instruments where the carrying amount approximates fair value. Prior periods have been restated for this change

[5]
Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less).

[6]	All balances in 2019 are against UBS Group AG as counterparty. Prior year balances were against UBS Group Funding (Switzerland) AG as counterparty
[7]	Represents funding from UBS Group AG to UBS AG.
[8]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 22b for more information.